Introduction and overview of Group's risk management - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 4,626,931	$ 4,484,447
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,510,847	3,344,402
Fair value	3,224,775	3,116,193
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,510,847	3,344,402
Bank and bond borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,510,847	3,344,402
Fair value	$ 3,224,775	$ 3,116,193